Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands					1 Months Ended						2 Months Ended	12 Months Ended
		May 07, 2020 CAD ($) $ / shares shares	Mar. 11, 2019 CAD ($) shares $ / shares	Mar. 06, 2019 CAD ($) $ / shares shares	Oct. 16, 2020 CAD ($)	Oct. 16, 2020 USD ($)	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 17, 2020 CAD ($) shares	Mar. 17, 2020 USD ($) shares	Mar. 15, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Shares reserved to meet outstanding stock options, warrants and deferred share units | shares												4,523,379	2,069,142
Proceeds from options exercises												$ 254	$ 95
Proceeds from public offering												25,082
Share issue costs												2,039	2,499
Share issue costs including cash costs												$ 152
Exercised options to purchase common stock | shares	[1]											203,595	139,877
Underwriters [Member]
Additional proceeds from options exercises			$ 2,751
Proceeds from options exercises			29,456
Share issue costs including cash costs			$ 2,499
Exercised options to purchase common stock | shares			504,855
Exercise price of option | $ / shares			$ 5.45
Equity Distribution Agreement [Member]
Number of shares sold | shares							4,770,890	4,770,890	2,070,883	2,070,883		6,841,773
Gross proceeds from sale of shares							$ 33,185		$ 7,639			$ 40,824
Proceeds from public offering						$ 50,000		$ 245		$ 30,000		245
Share issue costs including cash costs					$ 255							$ 1,784
Equity Distribution Agreement [Member] | Equity Transaction [Member]
Number of shares sold | shares											533,994
Gross proceeds from sale of shares											$ 2,304
Shares issued in private placement [Member]
Shares issued in public offering | shares		8,770,005
Shares issued price per share in public offering | $ / shares		$ 2.86
Proceeds from public offering		$ 25,082
Warrants exercise price per share | $ / shares		$ 3.72
Conversion description		Each unit consisted of one common share and 0.35 of one common share purchase warrant
Warrants term		24 months
Warrants expiration date		May 7, 2022
Value allocated to the common shares issued		$ 21,307
Value allocated to the warrants		$ 3,775
Shares issued in public offering [Member]
Shares issued in public offering | shares				4,900,000
Shares issued price per share in public offering | $ / shares				$ 5.45
Proceeds from public offering				$ 26,705

[1]	Of the 203,595 (2019 - 139,877) options exercised, 109,845 (2019 - 98,408) elected the cashless exercise, under which 68,336 shares (2019 - 63,727) were issued. These options would have otherwise been exercisable for proceeds of $241 (2019 - $229) on the exercise date.